SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Weighted Average Number of Ordinary and Ordinary Equivalent Shares Used in Calculation of Basic and Diluted Net Income (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding used in the calculation of basic net (loss) income attributable to Melco Resorts & Entertainment Limited per share	1,432,052,735	1,436,569,083	1,506,551,789
Incremental weighted average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	0	6,878,339	9,858,273
Weighted average number of ordinary shares outstanding used in the calculation of diluted net (loss) income attributable to Melco Resorts & Entertainment Limited per share	1,432,052,735	1,443,447,422	1,516,410,062
Anti-dilutive share options and restricted shares excluded from the calculation of diluted net (loss) income attributable to Melco Resorts & Entertainment Limited per share	40,618,693	8,053,109	7,200,837